                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07575

Morgan Stanley Income Builder Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER OF
 SHARES                                                                             VALUE
---------                                                                       ------------

           COMMON STOCKS (55.8%)
           Aerospace & Defense (1.1%)
  17,670   Northrop Grumman Corp.                                               $    960,541
  22,770   Raytheon Co.                                                              884,159
                                                                                ------------
                                                                                   1,844,700
                                                                                ------------
           Auto Parts: O.E.M. (0.7%)
  14,790   Magna International Inc. (Class A)(Canada)                              1,220,914
                                                                                ------------
           Beverages: Non-Alcoholic (0.8%)
  32,550   Coca-Cola Co. (The)                                                     1,355,056
                                                                                ------------
           Broadcasting (0.8%)
  41,450   Clear Channel Communications, Inc.                                      1,388,160
                                                                                ------------
           Casino/Gaming (0.0%)
   4,685   Fitzgeralds Gaming Corp.*+ (a)                                                  0
                                                                                ------------
           Chemicals: Major Diversified (2.4%)
  76,180   Bayer AG (ADR) (Germany)                                                2,588,596
  27,460   Dow Chemical Co. (The)                                                  1,359,545
                                                                                ------------
                                                                                   3,948,141
                                                                                ------------
           Containers/Packaging (0.4%)
   9,810   Temple-Inland, Inc.                                                       671,004
                                                                                ------------
           Data Processing Services (1.0%)
  20,500   Automatic Data Processing, Inc.                                           909,175
  23,600   SunGard Data Systems Inc.*                                                668,588
                                                                                ------------
                                                                                   1,577,763
                                                                                ------------
           Department Stores (0.7%)
  23,950   Kohl's Corp.*                                                           1,177,621
                                                                                ------------
           Discount Stores (0.5%)
  14,440   Target Corp.                                                              749,869
                                                                                ------------
           Electric Utilities (3.1%)
  20,800   American Electric Power Co., Inc.                                         714,272
  16,100   Consolidated Edison, Inc.                                                 704,375
  12,740   Edison International                                                      408,062
  17,940   Entergy Corp.                                                           1,212,565
  21,950   Exelon Corp.                                                              967,337
  25,860   FirstEnergy Corp.                                                       1,021,729
                                                                                ------------
                                                                                   5,028,340
                                                                                ------------
           Electronic Production Equipment (0.5%)
  43,300   Applied Materials, Inc.*                                                  740,430
                                                                                ------------
           Finance/Rental/Leasing (1.1%)
  24,410   Freddie Mac                                                             1,799,017
                                                                                ------------
           Financial Conglomerates (3.7%)
  46,693   Citigroup, Inc.                                                         2,249,669
  71,238   J.P. Morgan Chase & Co.                                                 2,778,994
  17,770   Prudential Financial, Inc.                                                976,639
                                                                                ------------
                                                                                   6,005,302
                                                                                ------------
           Financial Publishing/Services (0.6%)
  35,430   Equifax, Inc.                                                             995,583
                                                                                ------------

           Food: Major Diversified (0.6%)
  28,120   Kraft Foods Inc. (Class A)                                              1,001,353
                                                                                ------------
           Food: Specialty/Candy (0.7%)
  28,450   Cadbury Schweppes PLC (ADR) (United Kingdom)                            1,072,565
                                                                                ------------
           Hotels/Resorts/Cruiselines (1.3%)
  19,600   Hilton Hotels Corp.                                                       445,704
  18,440   Marriott International, Inc. (Class A)                                  1,161,351
   9,900   Starwood Hotels & Resorts Worldwide, Inc.                                 578,160
                                                                                ------------
                                                                                   2,185,215
                                                                                ------------
           Household/Personal Care (0.7%)
  17,950   Kimberly-Clark Corp.                                                    1,181,290
                                                                                ------------
           Industrial Conglomerates (1.5%)
  46,560   General Electric Co.                                                    1,699,440
   9,238   Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                               741,811
                                                                                ------------
                                                                                   2,441,251
                                                                                ------------
           Industrial Machinery (0.7%)
  14,430   Parker-Hannifin Corp.                                                   1,092,928
                                                                                ------------
           Information Technology Services (1.2%)
  44,870   Accenture Ltd. (Class A) (Bermuda)*                                     1,211,490
   7,800   International Business Machines Corp.                                     768,924
                                                                                ------------
                                                                                   1,980,414
                                                                                ------------
           Integrated Oil (4.5%)
  40,150   BP PLC (ADR) (United Kingdom)                                           2,344,760
  15,933   ConocoPhillips                                                          1,383,462
  33,380   Exxon Mobil Corp.                                                       1,711,059
  34,790   Royal Dutch Petroleum Co.(NY Registered Shares)
           (Netherlands)                                                           1,996,250
                                                                                ------------
                                                                                   7,435,531
                                                                                ------------
           Investment Banks/Brokers (2.7%)
   3,150   Goldman Sachs Group, Inc. (The)                                           327,726
  21,850   Lehman Brothers Holdings Inc.                                           1,911,438
  29,700   Merrill Lynch & Co., Inc.                                               1,775,169
  39,000   Schwab (Charles) Corp. (The)                                              466,440
                                                                                ------------
                                                                                   4,480,773
                                                                                ------------
           Life/Health Insurance (0.3%)
  23,900   Aegon N.V. (ARS) (Netherlands)                                            327,669
   3,340   MetLife, Inc.                                                             135,303
                                                                                ------------
                                                                                     462,972
                                                                                ------------
           Major Banks (1.2%)
  28,280   Bank of America Corp.                                                   1,328,877
  12,090   PNC Financial Services Group                                              694,450
                                                                                ------------
                                                                                   2,023,327
                                                                                ------------
           Major Telecommunications (1.9%)
  24,900   France Telecom S.A. (ADR) (France)                                        823,692
  27,910   Sprint Corp. (FON Group)                                                  693,564
  37,610   Verizon Communications Inc.                                             1,523,581
                                                                                ------------
                                                                                   3,040,837
                                                                                ------------
           Managed Health Care (0.8%)
  15,700   CIGNA Corp.                                                             1,280,649
                                                                                ------------
           Media Conglomerates (2.7%)
  56,520   Disney (Walt) Co. (The)                                                 1,571,256
 127,320   Time Warner, Inc.*                                                      2,475,101
  12,400   Viacom Inc. (Class B) (Non-Voting)                                        451,236
                                                                                ------------
                                                                                   4,497,593
                                                                                ------------
           Medical Specialties (0.8%)
   7,300   Applera Corp. - Applied Biosystems Group                                  152,643
  17,790   Bausch & Lomb, Inc.                                                     1,146,743
                                                                                ------------
                                                                                   1,299,386
                                                                                ------------
           Motor Vehicles (1.1%)
  72,400   Honda Motor Co., Ltd. (ADR) (Japan)                                     1,886,744
                                                                                ------------

           Multi-Line Insurance (0.8%)
  18,990   Hartford Financial Services Group, Inc. (The)                           1,316,197
                                                                                ------------
           Oil & Gas Pipelines (0.6%)
  56,100   Williams Companies, Inc. (The)                                            913,869
                                                                                ------------
           Oil Refining/Marketing (0.6%)
  23,240   Valero Energy Corp.                                                     1,055,096
                                                                                ------------
           Oilfield Services/Equipment (1.3%)
  30,910   Schlumberger Ltd. (Netherlands; Antilles)                               2,069,425
                                                                                ------------
           Packaged Software (1.0%)
  25,250   Computer Associates International, Inc.                                   784,265
  31,590   Microsoft Corp.                                                           843,769
                                                                                ------------
                                                                                   1,628,034
                                                                                ------------
           Pharmaceuticals: Major (6.2%)
 118,890   Bristol-Myers Squibb Co.                                                3,045,962
  14,800   GlaxoSmithKline PLC (ADR) (United Kingdom)                                701,372
  12,100   Lilly (Eli) & Co.                                                         686,675
  16,160   Roche Holdings Ltd. (ADR) (Switzerland)                                 1,870,520
  22,860   Sanofi-Aventis (ADR) (France)                                             915,543
  96,370   Schering-Plough Corp.                                                   2,012,206
  24,340   Wyeth                                                                   1,036,641
                                                                                ------------
                                                                                  10,268,919
                                                                                ------------
           Precious Metals (0.8%)
  28,000   Newmont Mining Corp.                                                    1,243,480
                                                                                ------------
           Property - Casualty Insurers (1.8%)
  21,910   Chubb Corp. (The)                                                       1,684,879
  33,370   St. Paul Travelers Companies, Inc. (The)                                1,237,026
                                                                                ------------
                                                                                   2,921,905
                                                                                ------------
           Railroads (1.2%)
  55,350   Norfolk Southern Corp.                                                  2,003,117
                                                                                ------------
           Restaurants (0.2%)
  11,790   McDonald's Corp.                                                          377,987
                                                                                ------------
           Semiconductors (0.3%)
   1,651   Freescale Semiconductor Inc. (Class B)*                                    30,312
  22,050   Intel Corp.                                                               515,750
                                                                                ------------
                                                                                     546,062
                                                                                ------------
           Telecommunication Equipment (0.3%)
  30,292   Motorola, Inc.                                                            521,027
                                                                                ------------
           Tobacco (0.6%)
  16,790   Altria Group, Inc.                                                      1,025,869
                                                                                ------------
           TOTAL COMMON STOCKS
            (Cost $ 75,791,820)                                                  91,755,715
                                                                               ------------

PRINCIPAL
AMOUNT IN                                                 COUPON   MATURITY
THOUSANDS                                                  RATE      DATE
---------                                                 -------  --------

           CONVERTIBLE BONDS (16.4%)
           Airlines (1.4%)
  $2,800   Continental Airlines Inc.                        4.50    02/01/07       2,359,000
                                                                                ------------
           Biotechnology (2.3%)
   1,750   Enzon Pharmaceuticals, Inc.                      4.50    07/01/08       1,653,750
   1,800   Invitrogen Inc.-144A**                           2.00    08/01/23       2,160,000
                                                                                ------------
                                                                                   3,813,750
                                                                                ------------
           Cable/Satellite TV (1.2%)
   2,000   Echostar Communications Corp.                    5.75    05/15/08       2,057,500
                                                                                ------------

           Contract Drilling (2.2%)
   6,000   Diamond Offshore Drilling Inc.                   0.00    06/06/20       3,555,000
                                                                                ------------
           Electric Utilities (0.5%)
     297   PG&E Corp.                                       9.50    06/30/10         793,732
                                                                                ------------
           Electronic Components (0.6%)
   1,000   SCI Systems, Inc.                                3.00    03/15/07         970,000
                                                                                ------------
           Electronic Equipment/Instruments (0.3%)
     436   Agilent Technologies, Inc.                     3.00++    12/01/21         441,995
                                                                                ------------
           Electronic Production Equipment (1.1%)
   1,900   Veeco Instruments, Inc.                         4.125    12/21/08       1,885,750
                                                                                ------------
           Hospital/Nursing Management (1.2%)
   2,000   Lifepoint Hospitals Holdings                     4.50    06/01/09       2,007,500
                                                                                ------------
           Hotels/Resorts/Cruiselines (1.5%)
   2,000   Hilton Hotels Corp. - 144A**                    3.375    04/15/23       2,402,500
                                                                                ------------
           Household/Personal Care (1.6%)
   2,000   Church & Dwight Co., Inc. - 144A**               5.25    08/15/33       2,617,500
                                                                                ------------
           Internet Retail (0.7%)
   1,214   Amazon.com, Inc.                                 4.75    02/01/09       1,221,588
                                                                                ------------
           Investment Banks/Brokers (0.5%)
     741   E*Trade Financial Corp.                          6.00    02/01/07         760,451
                                                                                ------------
           Media Conglomerates (1.3%)
   1,920   Walt Disney Co. (The)                           2.125    04/15/23       2,145,600
                                                                                ------------
           TOTAL CONVERTIBLE BONDS
             (Cost $ 25,969,518)                                                  27,031,866
                                                                                ------------

           CORPORATE BONDS (17.2%)
           Agricultural Commodities/Milling (1.5%)
   2,250   Corn Products International Inc.                 8.25    07/15/07       2,476,897
                                                                                ------------
           Apparel/Footwear (1.4%)
   2,250   Tommy Hilfiger USA Inc.                          6.85    06/01/08       2,272,500
                                                                                ------------
           Broadcasting (1.9%)
   2,800   Clear Channel Communications, Inc.               8.00    11/01/08       3,146,413
                                                                                ------------
           Cable/Satellite TV (0.1%)
     125   CSC Holdings, Inc.                              7.625    07/15/18         132,813
                                                                                ------------
           Containers/Packaging (0.1%)
     225   Ball Corp.                                       7.75    08/01/06         237,375
                                                                                ------------
           Electric Utilities (0.3%)
     100   CMS Energy Corp.                                 7.50    01/15/09         107,000
      50   MidAmerican Energy Holdings                      7.63    10/15/07          54,790
     113   Niagara Mohawk Power (Series F)                 7.625    10/01/05         117,157
     175   Niagara Mohawk Power (Series G)                  7.75    10/01/08         197,034
                                                                                ------------
                                                                                     475,981
                                                                                ------------
           Engineering & Construction (0.1%)
     225   Mastec Inc. (Series B)                           7.75    02/01/08         219,938
                                                                                ------------

           Finance/Rental/Leasing (0.2%)
     290   Williams Scotsman, Inc.                         9.875    06/01/07         291,450
                                                                                ------------
           Home Building (1.9%)
      75   D.R. Horton Inc.                                 8.00    02/01/09          84,281
   2,800   Toll Corp.                                       8.25    02/01/11       3,038,000
                                                                                ------------
                                                                                   3,122,281
                                                                                ------------
           Hospital/Nursing Management (1.1%)
   1,702   Manor Care, Inc.                                 7.50    06/15/06       1,794,347
                                                                                ------------
           Hotels/Resorts/Cruiselines (2.9%)
     400   Starwood Hotels & Resorts Worldwide, Inc.       7.375    11/15/15         447,000
   3,700   Starwood Hotels & Resorts Worldwide, Inc.       7.875    05/01/12       4,245,750
                                                                                ------------
                                                                                   4,692,750
                                                                                ------------
           Managed Health Care (1.3%)
   2,000   Magellan Health Services, Inc.
             (Series A)                                    9.375    11/15/08       2,187,500
                                                                                ------------
           Medical/Nursing Services (0.1%)
     225   Prime Medical Services Inc.                      8.75    04/01/08         229,500
                                                                                ------------
           Miscellaneous Manufacturing (0.1%)
     200   Ametek Inc.                                      7.20    07/15/08         217,840
                                                                                ------------
           Other Consumer Specialties (0.0%)
      79   Boyds Collection Ltd. (Series B)                 9.00    05/15/08          75,445
                                                                                ------------
           Publishing: Books/Magazines (0.0%)
      50   Primedia, Inc.                                  7.625    04/01/08          50,875
                                                                                ------------
           Publishing: Newspapers (1.3%)
   2,000   Media General Inc.                               6.95    09/01/06       2,068,338
                                                                                ------------
           Pulp & Paper (0.1%)
     125   Fibermark, Inc.                                 9.375    10/15/06          93,750
                                                                                ------------
           Specialty Stores (1.3%)
     300   Home Interiors & Gifts Inc.                    10.125    06/01/08         249,000
   1,881   National Vision Inc.                            12.00    03/30/09       1,852,978
                                                                                ------------
                                                                                   2,101,978
                                                                                ------------
           Trucks/Construction/Farm Machinery (1.5%)
   2,300   Navistar International (Series B)               9.375    06/01/06       2,472,500
                                                                                ------------
           TOTAL CORPORATE BONDS
             (Cost $ 27,662,608)                                                  28,360,471
                                                                                ------------

NUMBER OF
 SHARES    CONVERTIBLE PREFERRED STOCKS (6.9%)
---------

           Electric Utilities (1.7%)
  47,000   FPL Group, Inc. $4.00                                                   2,831,280
                                                                                ------------
           Investment Banks/Brokers (1.0%)
  62,000   Lehman Brothers Holdings Inc. $1.5625                                   1,674,000
                                                                                ------------
           Major Telecommunications (1.0%)
  30,000   ALLTEL Corp. $3.875 (Units) [+/+]                                       1,586,700
                                                                                ------------
           Pharmaceuticals: Major (0.9%)
  25,500   Schering-Plough Corp. $3.00                                             1,430,550
                                                                                ------------
           Property - Casualty Insurers (1.0%)
  70,000   Travelers Property Casualty Corp. $1.125                                1,612,100

           Telecommunication Equipment (1.3%)
   1,800   Lucent Technologies Capital Trust $77.50                                2,133,000
                                                                                ------------
           TOTAL CONVERTIBLE PREFERRED STOCKS
             (Cost $ 10,296,474)                                                  11,267,630
                                                                                ------------

PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS  SHORT-TERM INVESTMENTS (3.2%)            RATE       DATE
---------                                         --------   --------

           REPURCHASE AGREEMENT
  $5,286   Joint repurchase agreement account
           (dated 12/31/04; proceeds $5,286,979)
           (b)(Cost $5,286,000)                     2.22%    01/03/05              5,286,000

           TOTAL INVESTMENTS
             (Cost $ 145,006,420)(c)                                    99.5%    163,701,682
           OTHER ASSETS IN EXCESS OF LIABILITIES                         0.5%        881,618
                                                                     --------   ------------
           NET ASSETS                                                  100.0%   $164,583,300
                                                                     ========   ============

---------
   ADR     American Depository Receipt.
   ARS     American Registered Shares.
    *      Non-income producing security.
   **      Resale is restricted to qualified institutional investors.
    +      Resale is restricted; acquired (12/31/95) at a cost basis of $21,129.
  [+/+]    Consists of one or more class of securities traded together as a unit; preferred stocks with attached warrants.
   ++      Variable rate security. Rate shown is the rate in effect at
           December 31, 2004.
   (a)     Fair value security.
   (b)     Collateralized by federal agency and U.S. Treasury obligations.
   (c)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $22,983,424 and the aggregate gross unrealized depreciation is $4,288,162, resulting in net unrealized appreciation of $18,695,262.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Builder Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005

                                        3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Income Builder
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 17, 2005

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                        4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Income Builder
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 17, 2005

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                        5